Supplement dated June 14, 2013
to the Classes Institutional, R-1, R-2, R-3, R-4, and R-5 Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2013

(as supplemented on March 28, 2013, April 2, 2013, April 17, 2013 and May 9, 2013)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Inflation Protection Fund [Member]
Inflation Protection Fund
Under the Principal Investment Strategies heading, delete the paragraph and substitute:
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund also invests in foreign securities, U.S. Treasuries and agency securities. The Fund utilizes derivative strategies, including financial futures contracts, swaps, currency forwards, and options for purposes of managing or adjusting the risk profile (for example, duration) of the Fund. The Fund actively trades portfolio securities.

Principal LifeTime Strategic Income Fund [Member]
Principal LifeTime Strategic Income Fund
Under the Principal Investment Strategies heading, delete the fourth paragraph and substitute:
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.

Principal LifeTime 2010 Fund [Member]
Principal LifeTime 2010 Fund
Under the Principal Investment Strategies heading, delete the fourth paragraph and substitute:
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.

Under the Principal Risks heading, delete the Emerging Market Risk.
Strategic Asset Management Flexible Income Portfolio [Member]
Strategic Asset Management ("SAM") Flexible Income Portfolio
Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Strategic Asset Management Conservative Balanced Portfolio [Member]
Strategic Asset Management ("SAM") Conservative Balanced Portfolio
Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Strategic Asset Management Balanced Portfolio [Member]
Strategic Asset Management ("SAM") Balanced Portfolio
Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Strategic Asset Management Conservative Growth Portfolio [Member]
Strategic Asset Management ("SAM") Conservative Growth Portfolio
Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed-income instruments such as real estate securities, government and government-sponsored securities and corporate bonds)

Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Strategic Asset Management Strategic Growth Portfolio [Member]
Strategic Asset Management ("SAM") Strategic Growth Portfolio
Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Could invest between 0% and 25% of its assets in fixed-income funds (most likely between 0% and 10%), and generally less than 25% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as government and government-sponsored securities)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 14, 2013
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 14, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
PFI Prospectus - Institutional Class Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated June 14, 2013
to the Classes Institutional, R-1, R-2, R-3, R-4, and R-5 Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2013

(as supplemented on March 28, 2013, April 2, 2013, April 17, 2013 and May 9, 2013)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PFI Prospectus - Institutional Class Shares [Member] | Inflation Protection Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Protection Fund
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the paragraph and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund also invests in foreign securities, U.S. Treasuries and agency securities. The Fund utilizes derivative strategies, including financial futures contracts, swaps, currency forwards, and options for purposes of managing or adjusting the risk profile (for example, duration) of the Fund. The Fund actively trades portfolio securities.

PFI Prospectus - Institutional Class Shares [Member] | Principal LifeTime Strategic Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Strategic Income Fund
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the fourth paragraph and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.

PFI Prospectus - Institutional Class Shares [Member] | Principal LifeTime 2010 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2010 Fund
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the fourth paragraph and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.

Risk [Heading]	rr_RiskHeading	Under the Principal Risks heading, delete the Emerging Market Risk.
PFI Prospectus - Institutional Class Shares [Member] | Strategic Asset Management Flexible Income Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Flexible Income Portfolio
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

Risk [Heading]	rr_RiskHeading	Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

PFI Prospectus - Institutional Class Shares [Member] | Strategic Asset Management Conservative Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Conservative Balanced Portfolio
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

Risk [Heading]	rr_RiskHeading	Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

PFI Prospectus - Institutional Class Shares [Member] | Strategic Asset Management Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Balanced Portfolio
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

Risk [Heading]	rr_RiskHeading	Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

PFI Prospectus - Institutional Class Shares [Member] | Strategic Asset Management Conservative Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Conservative Growth Portfolio
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed-income instruments such as real estate securities, government and government-sponsored securities and corporate bonds)

Risk [Heading]	rr_RiskHeading	Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

PFI Prospectus - Institutional Class Shares [Member] | Strategic Asset Management Strategic Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Strategic Growth Portfolio
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Could invest between 0% and 25% of its assets in fixed-income funds (most likely between 0% and 10%), and generally less than 25% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as government and government-sponsored securities)